Business Combination - Additional Information (Details) $ in Thousands	Jan. 25, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)
Business Acquisition [Line Items]
Goodwill			¥ 557,000	$ 88	¥ 557,000
Shane Education
Business Acquisition [Line Items]
Date of acquisition agreement		Jan. 01, 2017
Percentage of equity interest attributed to the Group		70.00%
Investment in equity investee		¥ 10,000,000
Goodwill		557,000
Intangible assets recognized from acquisitions		¥ 0
Modern Art School
Business Acquisition [Line Items]
Date of acquisition agreement	Jan. 25, 2017
Percentage of equity interest attributed to the Group	100.00%
Goodwill	¥ 0
Intangible assets recognized from acquisitions	0
Equity interest payment of cash consideration	4,247,000
Equity interest cash consideration due amount	¥ 1,247,000